Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004010
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Investor Class
Trading Symbol	PRIDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Investor Class	$135	1.24%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2025. The dominant market narrative was investors’ narrow focus on artificial intelligence, defense, and infrastructure-related companies. Valuations in many parts of the international small-cap market remained reasonable as a result.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Our stock choices and underweight position in Taiwan also added value.

  On the negative side, the leading detractor from relative performance was stock selection in the UK. Auction Technology Group was a major laggard. Shares of the online auction platform operator fell sharply after it announced a strategic acquisition in the arts and antiques segment at a time when the macroeconomic backdrop remained uncertain. Our stock choices in Italy also dragged.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We seek companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to keep a good level of balance in the portfolio but still with a tilt toward high-quality growth companies. We sought to reduce our outsized country bets, where possible, in anticipation of a pullback in globalization over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Discovery Fund (Investor Class)	18.17%	4.78%	8.03%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.30	10.92	7.70
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	20.98	9.12	7.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,462,977,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 59,798,000
InvestmentCompanyPortfolioTurnover	41.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,462,977 Number of Portfolio Holdings245
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.0%
Consumer Discretionary	16.2
Financials	11.8
Materials	11.5
Information Technology	11.3
Health Care	7.9
Real Estate	4.2
Communication Services	3.3
Energy	2.7
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.4%
SPIE, France	1.8
MercadoLibre, Argentina	1.7
Montana Aerospace, Switzerland	1.7
flatexDEGIRO, Germany	1.0
Redcare Pharmacy, Germany	1.0
Spirax Group, United Kingdom	1.0
Badger Infrastructure Solutions, Canada	0.8
Hoa Phat Group, Vietnam	0.8
DPM Metals, Canada	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166320
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	I Class
Trading Symbol	TIDDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - I Class	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2025. The dominant market narrative was investors’ narrow focus on artificial intelligence, defense, and infrastructure-related companies. Valuations in many parts of the international small-cap market remained reasonable as a result.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Our stock choices and underweight position in Taiwan also added value.

  On the negative side, the leading detractor from relative performance was stock selection in the UK. Auction Technology Group was a major laggard. Shares of the online auction platform operator fell sharply after it announced a strategic acquisition in the arts and antiques segment at a time when the macroeconomic backdrop remained uncertain. Our stock choices in Italy also dragged.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We seek companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to keep a good level of balance in the portfolio but still with a tilt toward high-quality growth companies. We sought to reduce our outsized country bets, where possible, in anticipation of a pullback in globalization over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
International Discovery Fund (I Class)	18.36%	4.94%	8.23%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.30	10.92	8.25
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	20.98	9.12	7.38

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,462,977,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 59,798,000
InvestmentCompanyPortfolioTurnover	41.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,462,977 Number of Portfolio Holdings245
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.0%
Consumer Discretionary	16.2
Financials	11.8
Materials	11.5
Information Technology	11.3
Health Care	7.9
Real Estate	4.2
Communication Services	3.3
Energy	2.7
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.4%
SPIE, France	1.8
MercadoLibre, Argentina	1.7
Montana Aerospace, Switzerland	1.7
flatexDEGIRO, Germany	1.0
Redcare Pharmacy, Germany	1.0
Spirax Group, United Kingdom	1.0
Badger Infrastructure Solutions, Canada	0.8
Hoa Phat Group, Vietnam	0.8
DPM Metals, Canada	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225807
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Z Class
Trading Symbol	TRZKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2025. The dominant market narrative was investors’ narrow focus on artificial intelligence, defense, and infrastructure-related companies. Valuations in many parts of the international small-cap market remained reasonable as a result.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Our stock choices and underweight position in Taiwan also added value.

  On the negative side, the leading detractor from relative performance was stock selection in the UK. Auction Technology Group was a major laggard. Shares of the online auction platform operator fell sharply after it announced a strategic acquisition in the arts and antiques segment at a time when the macroeconomic backdrop remained uncertain. Our stock choices in Italy also dragged.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We seek companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to keep a good level of balance in the portfolio but still with a tilt toward high-quality growth companies. We sought to reduce our outsized country bets, where possible, in anticipation of a pullback in globalization over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
International Discovery Fund (Z Class)	19.66%	0.99%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.30	6.18
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	20.98	4.00

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,462,977,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 59,798,000
InvestmentCompanyPortfolioTurnover	41.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,462,977 Number of Portfolio Holdings245
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.0%
Consumer Discretionary	16.2
Financials	11.8
Materials	11.5
Information Technology	11.3
Health Care	7.9
Real Estate	4.2
Communication Services	3.3
Energy	2.7
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.4%
SPIE, France	1.8
MercadoLibre, Argentina	1.7
Montana Aerospace, Switzerland	1.7
flatexDEGIRO, Germany	1.0
Redcare Pharmacy, Germany	1.0
Spirax Group, United Kingdom	1.0
Badger Infrastructure Solutions, Canada	0.8
Hoa Phat Group, Vietnam	0.8
DPM Metals, Canada	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless